Taxation - Reconciliation of the beginning and ending amount of total unrecognized tax benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	¥ (11,910)	¥ (12,646)	¥ (3,697)
(Additions) deduction	(11,930)	736	(8,949)
Ending balance	¥ (23,840)	¥ (11,910)	¥ (12,646)